INCOME TAXES (Components of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ (5,684)	$ (2,038)	$ 496
Foreign	(183)	134	74
Income (loss) before income taxes	$ (5,867)	$ (1,904)	$ 570